Note 6 - Business Segments (Details) - Information About Reportable Segments (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	$ 85,330	$ 67,019	$ 161,780	$ 158,172	$ 321,143	$ 477,634	$ 418,813
Income (loss) from operations	(32,622)	(2,481)	(34,835)	22,955	37,866	197,645	(51,555)
Greens Creek [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	70,082	67,023	142,731	157,923	320,895	342,906	313,318
Income (loss) from operations	9,802	23,313	36,991	70,695	138,245	181,116	138,973
Lucky Friday [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	5,128	(4)	8,929	249	248	134,728	105,495
Income (loss) from operations	(2,757)	(6,498)	(6,604)	(12,441)	(25,179)	75,608	48,639
Casa Berardi [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	10,120		10,120
Income (loss) from operations	(13,356)		(13,356)
Other Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	$ (26,311)	$ (19,296)	$ (51,866)	$ (35,299)	$ (75,200)	$ (59,079)	$ (239,167)